Expense Example - Delaware Floating Rate Fund	Class A Expense Example, with Redemption, 1 Year	Class A Expense Example, with Redemption, 3 Years	Class A Expense Example, with Redemption, 5 Years	Class A Expense Example, with Redemption, 10 Years	Class C Expense Example, with Redemption, 1 Year	Class C Expense Example, with Redemption, 3 Years	Class C Expense Example, with Redemption, 5 Years	Class C Expense Example, with Redemption, 10 Years	Class R Expense Example, with Redemption, 1 Year	Class R Expense Example, with Redemption, 3 Years	Class R Expense Example, with Redemption, 5 Years	Class R Expense Example, with Redemption, 10 Years	Institutional Class Expense Example, with Redemption, 1 Year	Institutional Class Expense Example, with Redemption, 3 Years	Institutional Class Expense Example, with Redemption, 5 Years	Institutional Class Expense Example, with Redemption, 10 Years	Class R6 Expense Example, with Redemption, 1 Year	Class R6 Expense Example, with Redemption, 3 Years	Class R6 Expense Example, with Redemption, 5 Years	Class R6 Expense Example, with Redemption, 10 Years
USD ($)	368	589	828	1,513	272	556	965	2,107	121	401	702	1,558	70	244	433	980	63	222	395	896